NOTE PAYABLE - OTHER (Details) - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Notes Payable	$ 102,402	$ 86,294	$ 5,000
Celtic Bank [Member]
Notes Payable	20,156	15,690
On Deck Capital, Inc. [Member]
Notes Payable	38,353	$ 70,604
A Vendor [Member]
Notes Payable			$ 5,000
First US Funding [Member]
Notes Payable	15,787
Knights Capital Funding [Member]
Notes Payable	$ 28,106